INCOME TAXES - Summary of Current and Deferred Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Expense Benefit Continuing Operations [Abstract]
Current tax	¥ 120,875,594	$ 17,024,971	¥ 86,534,248	¥ 112,009,150
Deferred tax	(2,423,339)	(341,320)	(130,607,150)	278,081
Total	¥ 118,452,255	$ 16,683,651	¥ (44,072,902)	¥ 112,287,231